ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2021
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

5.    ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for doubtful accounts consist of the following:

	December 31,	December 31,	December 31,
	2021	2020	2019
	US$	US$	US$

Accounts receivable	1,147,131	1,527,641	1,648,000
Less: allowance for doubtful accounts (i)	1,147,131	—	—
	—	1,527,641	1,648,000

(i)	Due to the changes of the company's management and business team in the second half of 2021, the Company failed to collect the blockchain technology services receivable $1,092,208 from BGA FOUNDATION LTD and $54,923 from Beijing Qichi Trading Ltd. in a timely manner. At the end of 2021, the Company made provision for doubtful accounts. Meanwhile, the company is also taking legal action to recover the money.